[LOGO OF INVESTORS CAPITAL FUNDS OMITTED]

                          INVESTORS CAPITAL TWENTY FUND
                 INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND




                                  ANNUAL REPORT
                               SEPTEMBER 30, 2000

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder:

Investors Capital would like to take this opportunity to personally thank each of the shareholders who have invested in our two mutual funds. The Investors Capital Twenty Fund has performed extremely well since its launch on October 18, 1999. The Internet and Technology Fund has also shown above average returns in spite of the recent market conditions in the High Tech industry.

Many investors have taken a hit in the market recently. Some have been hurt as a result of using margin, reliance on their neighbor's stock tips or their investment in IPO's (Initial Public Offerings). It is Investors Capital's view that it is extremely important to invest in companies with earnings. There is significant benefit, in our opinion, to utilize a stop loss in order that one might reduce the risk of significant losses.

In order to minimize many of the pitfalls that a number of funds have fallen into, Investors Capital has utilized these two strategies. The stop loss philosophy takes away the emotion of holding or selling a stock, and by doing so, we put ourselves in a better position to realize our clients' goal of capital appreciation within their investment.

Again, we want to thank everyone for their support and wish them a prosperous year.

Best regards,

Investors Capital Funds

COMPARATIVE PERFORMANCE                                       September 30, 2000
--------------------------------------------------------------------------------
INVESTORS CAPITAL TWENTY FUND

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Investors Capital Twenty Fund
                Class A       S&P 500 Index
10/19/99          9,425           10,000
12/31/99         12,479           11,678
3/31/00          15,391           11,991
6/30/00          13,977           11,610
9/30/00          14,430           11,480



[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               Investors Capital Twenty Fund
                Class C       S&P 500 Index
10/29/99         10,000           10,000
12/31/99         12,430           10,804
3/31/00          15,330           11,072
6/30/00          13,920           10,747
9/30/00          14,340           10,635


Past performance is not predictive of future performance.

Note 1: These graphs compare the increase in value of a $10,000 investment in the Investors Capital Twenty Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

Note 3: Class A and Class C performance reflects a redemption fee of 1% applied to redemptions within 12 months of acquisition.

           TOTAL RETURN SINCE INCEPTION
           -----------------------------
           Class A .................   44.30%*
           Class A .................   54.10%
           Class C .................   43.40%**
           Class C .................   44.40%

           * includes sales load and redemption fee
           **includes redemption fee

             Please see accompanying notes to financial statements.

COMPARATIVE PERFORMANCE                                       September 30, 2000
--------------------------------------------------------------------------------
INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Investors Capital Internet and Technology Fund
                  Class A               S&P 500 Index
11/18/99           9,425                    10,000
12/31/99          10,547                    10,325
3/31/00           11,433                    10,569
6/30/00            9,670                    10,272
9/30/00            9,726                    10,170


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Investors Capital Internet and Technology Fund
                  Class C               S&P 500 Index
11/19/99           10,000                   10,000
12/31/99           11,450                   10,346
3/31/00            12,400                   10,591
6/30/00            10,490                   10,294
9/30/00            10,510                   10,191


Past performance is not predictive of future performance.

Note 1: These graphs compare the increase in value of a $10,000 investment in the Investors Capital Internet and Technology Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

Note 3: Class A and Class C performance reflects a redemption fee of 1% applied to redemptions within 12 months of acquisition.

           TOTAL RETURN SINCE INCEPTION
           ----------------------------
           Class A ................    -2.73%*
           Class A ................     4.20%
           Class C ................     5.10%**
           Class C ................     6.10%

           * includes sales load and redemption fee
           **includes redemption fee

             Please see accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                       September 30, 2000
--------------------------------------------------------------------------------
INVESTORS CAPITAL TWENTY FUND

                                                                        MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 2A)
 --------                                                            -----------

             COMMON STOCK -- 100.9%
   8,900     BEA Systems, Inc. .................................... $   693,087
   5,400     Cisco Systems, Inc. ..................................     298,350
   3,900     Cree, Inc. ...........................................     453,375
  13,500     Elan Corporation Plc, ADR ............................     739,125
   7,700     EMC Corporation ......................................     763,262
   6,500     Flextronics International, Ltd. ......................     533,812
   3,600     i2 Technologies, Inc. ................................     673,425
   6,300     Immunex Corporation ..................................     274,050
   8,500     Integrated Device Technology, Inc. ...................     769,250
   6,600     Intel Corporation ....................................     274,313
  19,500     KEMET Corporation ....................................     538,688
  12,100     Koninklijke (Royal) Philips Electronics N.V. .........     514,250
  12,000     LSI Logic Corporation ................................     351,000
   8,200     Merrill Lynch & Co., Inc. ............................     541,200
  21,500     NBC Internet Inc., Class A ...........................     141,094
  10,800     Nokia Oyj Corporation, ADR ...........................     429,975
   8,400     Rambus, Inc. .........................................     663,075
   6,900     SanDisk Corp .........................................     460,575
  13,000     Schwab (Charles) Corporation .........................     461,500
  12,000     Tyco International, Ltd. .............................     622,500
  21,000     Vintage Petroleum, Inc. ..............................     477,750
  11,900     Vishay Intertechnology, Inc. .........................     365,925
                                                                    -----------
             Total Common Stock (Cost $10,248,562) ................  11,039,581
                                                                    -----------
             TOTAL INVESTMENTS -- 100.9%
              (Cost $10,248,562*) .................................  11,039,581
                                                                    -----------
             OTHER ASSETS AND LIABILITIES (NET) -- (0.9%) .........    (100,262)
                                                                    -----------
             NET ASSETS -- 100.0% ................................. $10,939,319
                                                                    ===========
------------------------
       Non-income producing security.
*      Aggregate cost for Federal tax purposes.
ADR  - American Depository Receipt.

INDUSTRY DIVERSIFICATION
   ON SEPTEMBER 30, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                                    % OF TOTAL                                             % OF TOTAL
                              INVESTMENT IN SECURITIES                              INVESTMENT IN SECURITIES
                              ------------------------                              ------------------------
   Electronic  Components/                                 Computer Industry                    6.91%
     Semi-conductors                     35.60%            Diversified Manufacturing            5.64%
   Internet Software/Retail              12.38%            Oil &Gas                             4.33%
   Pharmaceuticals                        9.18%            Telecommunication                    3.89%
   Financial Services                     9.08%            Networking Products                  2.70%
   Technology                             9.01%            E-Commerce                           1.28%
                                                                                              -------
   TOTAL INVESTMENTS                                                                          100.00%
                                                                                              =======

              Please see accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                       September 30, 2000
--------------------------------------------------------------------------------
INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND

                                                                        MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 2A)
 --------                                                            ----------

              COMMON STOCK -- 99.6%
    300       Adobe Systems, Inc. ................................  $    46,575
    250       Applied Micro Circuits Corporation .................       51,766
    250       Ariba, Inc. ........................................       35,816
    150       Avanex Corporation .................................       16,153
    900       BEA Systems, Inc. ..................................       70,087
    200       Broadcom Corporation - Class A .....................       48,750
    200       Brocade Communications Systems, Inc. ...............       47,200
    300       CacheFlow, Inc. ....................................       42,900
    400       Check Point Software Technologies, Ltd. ............       63,000
    350       CIENA Corporation ..................................       42,984
    150       Corning, Inc. ......................................       44,550
    500       Elantec Semiconductor, Inc. ........................       49,812
    250       EMC Corporation ....................................       24,781
    500       Exodus Communications, Inc. ........................       24,687
    450       Extreme Networks, Inc. .............................       51,525
  1,000       Finisar Corporation ................................       48,375
    400       i2 Technologies, Inc. ..............................       74,825
    400       Inktomi Corporation ................................       45,600
    300       JDS Uniphase Corporation ...........................       28,406
    200       Juniper Networks, Inc. .............................       43,787
    500       Macrovision Corporation ............................       40,500
    600       Mercury Interactive Corporation ....................       94,050
    500       Network Appliance, Inc. ............................       63,688
    250       Newport Corporation ................................       39,816
  1,500       Oak Technology, Inc. ...............................       41,063
    400       ONI Systems Corporation ............................       34,525
      8       Opus360 Corporation ................................           19
    200       PMC-Sierra, Inc. ...................................       43,050
    600       Rational Software Corporation ......................       41,625
    300       Redback Networks, Inc. .............................       49,181
    500       SanDisk Corporation ................................       33,375
    400       Siebel Systems, Inc. ...............................       44,525
    200       StorageNetworks, Inc. ..............................       20,438
    300       Sun Microsystems, Inc. .............................       35,025
    400       Sycamore Networks, Inc. ............................       43,200
    400       Tollgrade Communications, Inc. .....................       55,525
    600       TranSwitch Corporation .............................       38,250
    200       VeriSign, Inc. .....................................       40,513
    300       VERITAS Software Corporation .......................       42,600
    500       Vitesse Semiconductor Corporation ..................       44,469

             Please see accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                                       September 30, 2000
--------------------------------------------------------------------------------
INVESTORS CAPITAL INTERNET AND TECHNOLOGY FUND

                                                                        MARKET
                                                                        VALUE
  SHARES                                                              (NOTE 2A)
 --------                                                            -----------

            COMMON STOCK -- (CONTINUED)
    1,000   Vitria Technology, Inc. ...........................      $   46,625
      500   Xilinx, Inc. ......................................          42,813
                                                                     ----------
            Total Common Stock (Cost $1,586,734) ..............       1,836,454
                                                                     ----------
            TOTAL INVESTMENTS -- 99.6%
              (Cost $1,586,734*) ..............................       1,836,454
                                                                     ----------
            OTHER ASSETS AND LIABILITIES (NET) -- 0.4% ........           7,869
                                                                     ----------
            NET ASSETS -- 100.0% ..............................      $1,844,323
                                                                     ==========
----------------------
       Non-income producing security.
*      Aggregate cost for Federal tax purposes.


INDUSTRY DIVERSIFICATION
   ON SEPTEMBER 30, 2000, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:

                                   % OF TOTAL                                          % OF TOTAL
                              INVESTMENT IN SECURITIES                           INVESTMENT IN SECURITIES
                              ------------------------                           ------------------------
   Internet Software/Retail           19.60%            Technology                         9.05%
   Electronic Components/                               Computer Industry                  8.27%
     Semi-conductors                  18.55%            Computer Software/
   Fiber Optics                       14.35%              System                           4.86%
   Networking Products                10.54%            Telecommunication                  3.02%
   Application Software                9.81%            E-Commerce                         1.95%
                                                                                         -------
   TOTAL INVESTMENTS                                                                     100.00%
                                                                                         =======

             Please see accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2000

                                                  INVESTORS    INVESTORS CAPITAL
                                                   CAPITAL       INTERNET AND
                                                 TWENTY FUND    TECHNOLOGY FUND
                                               ---------------- ---------------

ASSETS:
  Investments, at value (Cost $10,248,562 and
     $1,586,734, respectively)(Note 2) .......   $11,039,581     $  1,836,454
  Cash .......................................       154,264               --
  Dividends and interest receivable ..........         1,226              128
  Receivable for investment securities sold ..            --           87,665
  Receivable for capital stock sold ..........        15,612               --
  Due from Advisor (Note 3) ..................            --           45,647
  Prepaid expenses and other assets ..........         2,359            4,621
                                                 -----------     ------------
  Total Assets ...............................    11,213,042        1,974,515
                                                 -----------     ------------
LIABILITIES:
  Payable for investment securities purchased        149,590           77,959
  Payable for capital stock redeemed .........        21,084               --
  Due to custodian ...........................            --            4,244
  Distribution fee payable (Note 5) ..........         6,662            1,109
  Accrued expenses ...........................        60,363           46,880
  Other liabilities ..........................        36,024               --
                                                 -----------     ------------
  Total Liabilities ..........................       273,723          130,192
                                                 -----------     ------------
  NET ASSETS .................................   $10,939,319     $  1,844,323
                                                 ===========     ============
NET ASSETS CONSIST OF:
  Par value (Note 1) .........................   $       716     $        177
  Paid-in capital (Note 1) ...................    10,084,623        1,928,506
  Accumulated net realized gain/(loss) on
    investments sold .........................        62,961         (334,080)
  Unrealized appreciation on investments .....       791,019          249,720
                                                 -----------     ------------
  Total Net Assets ...........................   $10,939,319     $  1,844,323
                                                 ===========     ============
NET ASSETS
  Class A ....................................   $ 9,587,646     $  1,668,531
  Class C ....................................     1,351,673          175,792
                                                 -----------     ------------
  Total ......................................   $10,939,319     $  1,844,323
                                                 ===========     ============
SHARES OUTSTANDING
  Class A ....................................       622,103          160,090
  Class C ....................................        93,580           16,567
                                                 -----------     ------------
  Total ......................................       715,683          176,657
                                                 ===========     ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  Class A ....................................   $     15.41*    $      10.42**
                                                 ===========     ============
  Class C ....................................   $     14.44     $      10.61
                                                 ===========     ============

----------------------
*  Maximum offering per share ($15.41 (DIVIDE) 0.9425 = $16.35)
** Maximum offering per share ($10.42 (DIVIDE) 0.9425 = $11.06)

             Please see accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period Ended
September 30, 2000


                                                  INVESTORS    INVESTORS CAPITAL
                                                   CAPITAL       INTERNET AND
                                                 TWENTY FUND*  TECHNOLOGY FUND**
                                               --------------- -----------------

INVESTMENT INCOME:
     Interest income (Note B) ................   $     9,415      $     8,870
     Dividend income (Note B) ................         9,769              118
                                                 -----------      -----------
     Total Investment Income .................        19,184            8,988
                                                 -----------      -----------
EXPENSES:
  Investment advisory fees (Note 3) ..........        79,659           17,684
  Administration fees (Note 4) ...............        46,935           38,904
  Distribution fees (Note 5)
      Class A ................................        11,646            2,659
      Class C ................................         6,532            1,152
  Accounting fees ............................        35,841           32,757
  Custodian fees .............................        21,825           13,986
  Legal and Audit fees .......................        13,008           10,000
  Trustees' fees and expenses ................         2,803              698
  Transfer agent fees ........................       106,416           50,846
  Registration and filing fees ...............        34,089           29,798
  Other expenses .............................        21,531           10,409
                                                 -----------      -----------
  Total Gross Expenses .......................       380,285          208,893
  Less: Expenses reimbursed ..................      (109,858)        (149,179)
        Expenses waived - Distribution
          fees - Class C .....................        (2,124)            (436)
                                                 -----------      -----------
  Net Expenses ...............................       268,303           59,278
                                                 -----------      -----------
NET INVESTMENT LOSS ..........................      (249,119)         (50,290)
                                                 -----------      -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
    FROM INVESTMENTS (NOTE 2):
  Net realized gain/(loss) on investments sold       328,185         (334,080)
  Net realized loss on investments sold short        (16,105)              --
  Unrealized appreciation on investments .....       791,019          249,720
                                                 -----------       ----------
  Net realized and unrealized gain/(loss)
    on investments ...........................     1,103,099          (84,360)
                                                 -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ................   $   853,980      $  (134,650)
                                                 ===========      ===========

-----------------------

* Investors Capital Twenty Fund SEC effective, October 18, 1999 and commenced operations October 19, 1999.
**Investors Capital Internet and Technology Fund SEC effective, October 18, 1999 and commenced operations November 18, 1999.

             Please see accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------

                                                                     INVESTORS CAPITAL
                                             INVESTORS CAPITAL          INTERNET AND
                                               TWENTY FUND*          TECHNOLOGY FUND**
                                           --------------------     --------------------
                                           FOR THE PERIOD ENDED     FOR THE PERIOD ENDED
                                            SEPTEMBER 30, 2000       SEPTEMBER 30, 2000
                                           --------------------     --------------------
NET ASSETS, AT BEGINNING OF PERIOD .......      $    85,000             $   15,000
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ....................         (249,119)               (50,290)
  Net realized gain/(loss) on
    investments sold .....................          312,080               (334,080)
  Net change in unrealized appreciation
     on investments ......................          791,019                249,720
                                                -----------             ----------
  Net increase (decrease) in net assets
     resulting from operations ...........          853,980               (134,650)
                                                -----------             ----------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ............................        9,435,601              2,075,663
  Shares redeemed ........................         (670,188)              (300,665)
                                                -----------             ----------
     Net increase Class A shares .........        8,765,413              1,774,998
                                                -----------             ----------
CLASS C
  Shares sold ............................        1,396,190                206,543
  Shares redeemed ........................         (161,264)               (17,568)
                                                -----------             ----------
     Net increase Class C shares .........        1,234,926                188,975
                                                -----------             ----------
  Net increase in net assets
     from capital stock transactions .....       10,000,339              1,963,973
                                                -----------             ----------
  Net increase in net assets .............       10,854,319              1,829,323
                                                -----------             ----------
  NET ASSETS, AT END OF PERIOD ...........      $10,939,319             $1,844,323
                                                ===========             ==========
CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ............................          660,241                186,646
  Shares redeemed ........................          (46,638)               (28,056)
                                                -----------             ----------
     Net increase in Class A shares
       outstanding .......................          613,603                158,590
                                                ===========             ==========
CLASS C
  Shares sold ............................          104,565                 17,359
  Shares redeemed ........................          (10,985)                  (792)
                                                -----------             ----------
     Net increase in Class C shares
       outstanding .......................           93,580                 16,567
                                                ===========             ==========
  Increase in shares outstanding .........          707,183                175,157
                                                ===========             ==========

----------------------

* Investors Capital Twenty Fund SEC effective, October 18, 1999 and commenced operations October 19, 1999.
**Investors Capital Internet and Technology Fund SEC effective, October 18,
  1999 and commenced operations November 18, 1999.

             Please see accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS -- For a share outstanding throughout the period
-----------------------------------------------------------------------------------

                                                                 INVESTORS CAPITAL
                                           INVESTORS CAPITAL      INTERNET AND
                                             TWENTY FUND*        TECHNOLOGY FUND**
                                         --------------------  --------------------
                                         FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                          SEPTEMBER 30, 2000    SEPTEMBER 30, 2000
                                         ------------------------------------------
                                           CLASS A   CLASS C    CLASS A    CLASS C
                                           -------   -------    -------    -------
Net Asset Value, beginning of period ..    $ 10.00   $ 10.00    $ 10.00    $ 10.00
                                           -------   -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c) ...............      (0.65)    (0.74)     (0.38)     (0.45)
Net realized and unrealized gain
   on investments (c) .................       6.06      5.18       0.80       1.06
                                           -------   -------    -------    -------
Total from Investment Operations ......       5.41      4.44       0.42       0.61
                                           -------   -------    -------    -------
Net Asset Value, at end of period .....    $ 15.41   $ 14.44    $ 10.42    $ 10.61
                                           =======   =======    =======    =======
Total Return (b) ......................      54.10%    44.40%      4.20%      6.10%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ......     $9,587    $1,352     $1,668       $176
Ratios to  average net assets:
Net investment loss (a) ...............      (4.64)%   (4.98)%    (4.24)%    (4.60)%
Operating expenses (a) ................       5.00%     5.34%      5.00%      5.36%

Operating expenses excluding
   reimbursements and waivers (a) .....       7.07%     7.82%     17.64%     18.39%
Net investment income excluding
   reimbursements and waivers (a) .....      (6.71)%   (7.46)%   (16.88)%   (17.63)%
Portfolio Turnover Rate ...............        606%      606%       835%       835%

--------------------

*  The Investors Capital Twenty Fund SEC effective, October 18, 1999.
     Class A commenced operations on October 19, 1999
     Class C commenced operations on October 29, 1999
** The Investors Capital Internet and Technology Fund SEC effective, October 18, 1999.
     Class A commenced operations on November 18, 1999
     Class C commenced operations on November 19, 1999
(a)Annualized.
(b)Total return from inception.
(c)Based on weighted average share method.

             Please see accompanying notes to financial statements.

INVESTORS CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS                                 September 30, 2000
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Investors Capital Funds (the "TRUST") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT"), as a non-diversified open-end management investment company. The Trust currently consists of two non-diversified series: the Investors Capital Twenty Fund and the Investors Capital Internet Fund (each a "Fund" and collectively, the "Funds"). Effective April 1, 2000, the Investors Capital Internet Fund changed its name to Investors Capital Internet and Technology Fund.

On October 8, 1999 the Fund sold 10,000 Class A shares of the Investors Capital Twenty Fund at $10.00 per share to Eastern Point Advisors, Inc., the Fund's Investment Advisor. Between October 8, 1999 and the respective dates of commencement of operations of each class of the Funds, the Trust had no other activities than those relating to organizational matters. On November 18, 1999, 1,500 of these initial shares were exchanged for 1,500 shares of the Investors Capital Internet and Technology Fund.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.


(2) SIGNIFICANT ACCOUNTING POLICIES

    The Funds seek long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Investors Capital Twenty Fund normally concentrates its investments in a core group of 20-30 common stocks. The Investors Capital Internet and Technology Fund seeks long term growth of capital through investments in a portfolio of Internet, Internet-related and technology common stocks. Due to the inherent risk in any investment program, the Funds cannot ensure that the investment objectives will be realized.

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS                     September 30, 2000 (continued)
--------------------------------------------------------------------------------

     A. SECURITIES VALUATION:

        Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the mean of the last bid and asked price is used. Securities traded over-the-counter are priced at the last available bid price. The Funds may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of true market value.

     B. SECURITIES TRANSACTION AND RELATED INCOME:

        Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

     C. DISTRIBUTIONS TO SHAREHOLDERS:

        The Funds will distribute substantially all net investment income and long term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements of Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

(3) INVESTMENT ADVISOR

    Eastern Point Advisors, Inc. serves as the Funds' advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point shall have full discretion to manage the assets of the Funds in accordance with their investment objective. As compensation for its services Eastern Point receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of each of the Funds' average daily net assets.

NOTES TO FINANCIAL STATEMENTS                     September 30, 2000 (continued)
--------------------------------------------------------------------------------

    Eastern Point has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that each Fund's annual operating expenses will not exceed 5.00% of the Fund's average daily net assets. This waiver may be terminated by Eastern Point at any time. Effective June 1, 2000, the Advisor voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses so that total operating expenses of each Fund do not exceed 5.00% for Class A shares and 5.75% for Class C shares.

    For the period ended September 30, 2000, the advisor reimbursed expenses as follows:

    Investors Capital Twenty Fund                    $109,858
    Investors Capital Internet and Technology Fund   $149,179

    Eastern Point Advisors, Inc., has agreed to bear all of the costs incurred in connection with the organization of the Funds.

(4) ADMINISTRATOR

    PFPC Inc. ("PFPC"), (formerly, First Data Investors Services Group, Inc.) (the "ADMINISTRATOR") serves as the Funds' administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Funds with office space and personnel to assist the Funds in managing daily business affairs.

(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "DISTRIBUTOR") serves as the Funds' principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

NOTES TO FINANCIAL STATEMENTS                     September 30, 2000 (continued)
--------------------------------------------------------------------------------

    CLASS C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things, for assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers; receiving and answering correspondence; and aiding in maintaining the investment of the Fund's Class C shareholders.

    During the period ended May 31, 2000, the Advisor waived 0.75% of distribution/service fees to maintain the expense cap at 5.00% for Class C of both Funds.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.


     A. BROKER COMMISSIONS

        The Funds intend to place substantially all of their securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. The Advisor may also use non-affiliated brokers to execute portfolio transactions on behalf of the Funds. Investors Capital Corporation, Inc., provided brokerage services to the Funds. For the period ended September 30, 2000 Investors Capital Twenty Fund and Investors Capital Internet and Technology Fund incurred $16,625 and $14,683, respectively, in brokerage commissions with Investors Capital Corporation.

NOTES TO FINANCIAL STATEMENTS                     September 30, 2000 (continued)
--------------------------------------------------------------------------------

        During the period ended September 30, 2000, Investors Capital Corp., Inc. received underwriting fees of $27,851 and also retained dealer's commission of $430,394 in connection with the sale of the funds' capital shares.

    Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(6) SECURITIES TRANSACTIONS

    For the period ended September 30, 2000, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, was as follows:

                                                      PURCHASES      SALES
                                                     -----------  -----------
    Investors Capital Twenty Fund                    $41,280,979  $31,427,412
    Investors Capital Internet and Technology Fund   $10,750,041  $ 8,829,227

    The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at September 30, 2000 for each Fund is as follows:

                                             UNREALIZED    UNREALIZED
                                            APPRECIATION (DEPRECIATION)   NET
                                            ------------  -----------   --------
    Investors Capital Twenty Fund           $1,496,656     $(705,637)   $791,019
    Investors Capital Internet &
      Technology Fund                       $  296,843     $ (47,123)   $249,720

(7) CAPITAL LOSSES

    The Investors Capital Internet and Technology Fund realized capital losses of $334,080 after October 31, 1999 which have been deferred for Federal income tax purposes until the first day of the Fund's next fiscal year.

REPORT OF INDEPENDENT
CERTIFIED PUBLIC ACCOUNTANTS                                  September 30, 2000
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Investors Capital Funds
Lynnfield, Massachusetts

    We have audited the accompanying statements of assets and liabilities of Investors Capital Funds (comprising, respectively, the Investors Capital Twenty Fund and the Investors Capital Internet and Technology Fund), including the schedules of investments, as of September 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the respective periods from commencement of operations to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Investors Capital Funds as of September 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the respective periods from commencement of operations to September 30, 2000 in conformity with generally accepted accounting principles.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP
                                                      Philadelphia, Pennsylvania
                                                                October 20, 2000

                   [LOGO OF INVESTORS CAPITAL FUNDS OMITTED]


                         BOARD OF TRUSTEES AND OFFICERS

              Theodore E. Charles,                  Robert T. Martin,
              President                             Trustee

              Timothy B. Murphy,                    John S. Rando,
              Treasurer                             Trustee

              C. David Weller,                      Arthur E. Stickney,
              Secretary                             Trustee
              Legal Counsel

--------------------------------------------------------------------------------


                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940


                    CUSTODIAN                                AUDITOR
              The Bank of New York              Briggs, Bunting & Dougherty, LLP
                  1 Wall Street                       2121 Two Logan Square
               New York, NY 10286                  Philadelphia, PA 19103-4901

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Investors Capital Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------
A01-AR9/00